Document and Entity Information	Mar. 04, 2020
Cover [Abstract]
Entity Registrant Name	FAIR ISAAC CORP
Amendment Flag	false
Entity Central Index Key	0000814547
Document Type	8-K
Document Period End Date	Mar. 04, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-11689
Entity Tax Identification Number	94-1499887
Entity Address, Address Line One	181 Metro Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110-1346
City Area Code	408
Local Phone Number	535-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FICO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false